                                   FORM 10-K/A
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549


          [X]  AMENDMENT TO APPLICATION OR REPORT FILED PURSUANT TO
        SECTION 12, 13 or 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

                  For the fiscal year ended December 31, 1993

                For the transition period from ______ to ______

                         Commission file number 0-3085

                              WYMAN-GORDON COMPANY
             (Exact name of registrant as specified in its charter)


                               AMENDMENT NO. 1


                MASSACHUSETTS                                    04-1992780
     (State or other jurisdiction of                         (I.R.S. Employer
     incorporation or organization)                          Identification No.)

244 WORCESTER STREET, BOX 8001, GRAFTON, MASSACHUSETTS           01536-8001
  (Address of Principal Executive Offices)                       (Zip Code)

                                  508-839-4441
              (Registrant's telephone number, including area code)

          SECURITIES REGISTERED PURSUANT TO SECTION 12(B) OF THE ACT:

                                                 NAME OF EACH EXCHANGE
          TITLE OF EACH CLASS                     ON WHICH REGISTERED
          -------------------                    -------------------
                 NONE                                    NONE

          SECURITIES REGISTERED PURSUANT TO SECTION 12(G) OF THE ACT:
                           Common Stock, $1 Par Value
                                (Title of Class)

      Indicate by a check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months, and (2) has been subject to such filing
requirements for the past 90 days.    Yes  X   No _____

      Indicate by check mark if disclosure of delinquent filers pursuant to
Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [X]

      Aggregate market value of the voting stock held by non-affiliates of the registrant as of March 28, 1994: $65,762,687

      Indicate the number of shares outstanding of each of the registrant's classes of common stock, as of the latest practicable date.

                     CLASS                      OUTSTANDING AT MARCH 28, 1994
         Common Stock, $1 Par Value                      18,040,150 Shares



                      DOCUMENTS INCORPORATED BY REFERENCE

      With the exception of these sections which are specifically incorporated by reference in this Form 10-K, the following document is not deemed filed as part of this report: (1) Annual Report for the year ended December 31, 1993 (Form 10-K Parts I, II & IV)

                                   SIGNATURES

        Pursuant to the requirements of Section 12, 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this Amendment No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Wyman-Gordon Company
                                  (REGISTRANT)


                     By           /s/ LUIS E. LEON                March 30, 1994
                        ---------------------------------------   --------------
                                      Luis E. Leon                     Date
                         Vice President - Finance and Treasurer


         Pursuant to the requirements of the Securities and Exchange Act of 1934, this Amendment No. 1 has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     /s/ JOHN M. NELSON                              Chief Executive Officer                     March 30, 1994
- - --------------------------------                      and Chairman of the                        --------------
         John M. Nelson                                Board of Directors                             Date


     /s/ DAVID P. GRUBER                            President, Chief Operating                   March 30, 1994
- - --------------------------------                       Officer and Director                      --------------
         David P. Gruber                                                                              Date


     /s/ LUIS E. LEON                               Vice President, Finance and                  March 30, 1994
- - --------------------------------                 Treasurer and Principal Financial               --------------
         Luis E. Leon                                        Officer                                  Date


     /s/ JEFFREY B. LAVIN                          Manager, Corporate Accounting                  March 30, 1994
- - --------------------------------                 and Principal Accounting Officer                 --------------
         Jeffrey B. Lavin                                                                             Date


      /s/ E. PAUL CASEY                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
          E. Paul Casey                                                                               Date


     /s/ WARNER S. FLETCHER                                Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Warner S. Fletcher                                                                           Date


     /s/ ROBERT G. FOSTER                                  Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Robert G. Foster                                                                             Date


     /s/ RUSSELL E. FULLER                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Russell E. Fuller                                                                            Date

     /s/ M HOWARD JACOBSON                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         M Howard Jacobson                                                                            Date


     /s/ JUDITH S. KING                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
        Judith S. King                                                                                Date


     /s/ GEORGE S. MUMFORD, JR.                            Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         George S. Mumford, Jr.                                                                       Date


     /s/ JON C. STRAUSS                                    Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Jon C. Strauss                                                                               Date


     /s/ CHARLES A. ZRAKET                                 Director                               March 30, 1994
- - --------------------------------                                                                  --------------
         Charles A. Zraket                                                                            Date

                     WYMAN-GORDON COMPANY AND SUBSIDIARIES

                      SCHEDULE IX - SHORT TERM BORROWINGS

                                (000's omitted)



                                                              MAXIMUM            AVERAGE           WEIGHTED
 CATEGORY OF               BALANCE         WEIGHTED           AMOUNT             AMOUNT            AVERAGE
  AGGREGATE                  AT            AVERAGE          OUTSTANDING        OUTSTANDING         INTEREST
 SHORT-TERM                END OF          INTEREST           DURING             DURING           RATE DURING
 BORROWINGS                PERIOD            RATE           THE PERIOD         THE PERIOD         THE PERIOD
- - -----------                -------         --------         -----------        -----------        -----------

                                                              1991
                            -------------------------------------------------------------------------------
Bank Loans                        -               -           $33,000            $ 9,333              10.0%
                            =======         =======           =======            =======            =======




        Bank loans are evidenced by renewable 90-day notes bearing interest at money market rates. The maximum and average amounts outstanding during the period were computed using month-end balances. The weighted average interest rates during 1991 was calculated based upon the weighted average interest cost of borrowings throughout the year. Additional information is included in Note C to the 1993 Annual Report.



            SCHEDULE X - SUPPLEMENTARY INCOME STATEMENT INFORMATION


                                                           CHARGED TO COSTS
             ITEM                                            AND EXPENSES
                                                           (000's omitted)
                                     1993                       1992                    1991
                                     ----                       ----                    ----
Maintenance and repairs             $12,374                   $15,021                  $20,233
                                    =======                   =======                  =======